Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unaudited Quarterly Financial Data
Total revenues	$ 462,960	$ 453,960	$ 441,417	$ 423,596	$ 411,766	$ 410,984	$ 411,876	$ 414,096	$ 1,781,933	$ 1,648,722	$ 1,645,370
Total revenues subsequently reclassified to discontinued operations	(46,895)	(50,596)	(46,022)	(41,403)	(42,475)	(46,793)	(45,222)	(44,987)
Operating income	77,444	105,264	98,413	98,210	111,935	106,903	104,560	112,087	379,331	435,485	356,076
Operating Income Loss Adjusted to Discontinued Operations	(13,552)	(13,457)	(14,525)	(11,798)	(12,748)	(13,567)	(13,794)	(11,970)
(Loss) from continuing operations	(47,511)	(295)	(11,697)	(20,676)	(31,402)	(10,988)	(7,295)	(5,413)	(80,179)	(55,098)	(102,641)
Income from continuing operations subsequently reclassified to discontinued operations	(12,996)	(12,919)	(13,960)	(11,269)	(12,190)	(13,054)	(12,798)	(11,097)
Discontinued operations, net	245,723	30,121	21,786	78,532	78,713	154,353	113,227	90,834	376,162	437,127	539,054
Discontinued operations, net from properties sold subsequent to the respective reporting period	12,996	12,919	13,960	11,269	12,190	13,054	12,798	11,097
Net income	198,212	29,826	10,089	57,856	47,311	143,365	105,932	85,421	295,983	382,029	436,413
Net income available to Common Shares	185,870	25,166	6,343	51,863	41,672	132,362	96,585	77,175	269,242	347,794	393,115
Earnings per share - basic:
Net income per share - basic	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	285,916	282,717	282,217	280,645	275,519	273,658	272,901	272,324	282,888	273,609	270,012
Earnings per share - diluted:
Net income per share - diluted	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	285,916	282,717	282,217	280,645	275,519	273,658	272,901	272,324	282,888	273,609	270,012
Scenario, Previously Reported [Member]
Unaudited Quarterly Financial Data
Total revenues	509,855	504,556	487,439	464,999	454,241	457,777	457,098	459,083
Operating income	90,996	118,721	112,938	110,008	124,683	120,470	118,354	124,057
(Loss) from continuing operations	(34,515)	12,624	2,263	(9,407)	(19,212)	2,066	5,503	5,684
Discontinued operations, net	$ 232,727	$ 17,202	$ 7,826	$ 67,263	$ 66,523	$ 141,299	$ 100,429	$ 79,737